Average Annual Total Returns	12 Months Ended	31 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	20.27%	[1],[2]
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	20.87%	[1]
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	18.56%	25.38%	[2]
T. Rowe Price Capital Appreciation Equity ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	15.54%	18.61%
Performance Inception Date		Jun. 14, 2023
T. Rowe Price Capital Appreciation Equity ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	15.41%	18.48%
T. Rowe Price Capital Appreciation Equity ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.30%	14.59%
T. Rowe Price Growth ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.01%	25.18%
Performance Inception Date		Jun. 14, 2023
T. Rowe Price Growth ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	16.99%	25.16%
T. Rowe Price Growth ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.09%	19.91%

[1]	Return since 6/14/23.
[2]	Return since 6/14/23.